Document and Entity Information	Oct. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001572694
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Entity Registrant Name	GOLDMAN SACHS BDC, INC.
Entity Incorporation State Country Code	DE
Entity File Number	814-00998
Entity Tax Identification Number	46-2176593
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(312)
Local Phone Number	655-4419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	GSBD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false